Premises and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,983	$ 1,655	$ 3,524	$ 3,302	$ 2,868
Contracted cost related to construction of building			8,474
Rental income on leased offices			$ 588	$ 566	$ 577